Trade Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Payables [Abstract]
Schedule of Trade Payables
	December 31
	2024	2023
Composition:

Trade payables	1,154	1,291
Checks payable	-	24
	1,154	1,315